Label	Element	Value
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund OverviewKey Facts About BlackRock Strategic Municipal Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Strategic Municipal Opportunities Fund (the “Fund”) is to provide shareholders with a high level of income exempt from Federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 28 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-91 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (although certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds). Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The Fund may invest in both fixed rate and variable rate obligations.
Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. The Fund may invest in bonds of any maturity. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value will fall about 10% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 10% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
The Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.
The Fund may invest up to 20% of its net assets in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).
The Fund may invest up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s returns prior to January 27, 2014 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock Intermediate Municipal Fund.” The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index and a customized weighted index comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (72%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (23%), and the Bloomberg Municipal Index Taxable Bonds Total Return Index Value (5%) (the “Customized Reference Benchmark”). Beginning October 1, 2023, the Fund will compare its performance to that of the Bloomberg Municipal Bond Index and a customized weighted index comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (20%), and the Bloomberg Municipal Index Taxable Bonds Total Return Index Value (5%) (the “New Customized Reference Benchmark”). Fund management believes the change to the customized weighted index will more accurately reflect the investment strategy of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Beginning October 1, 2023, the Fund will compare its performance to that of the Bloomberg Municipal Bond Index and a customized weighted index comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (20%), and the Bloomberg Municipal Index Taxable Bonds Total Return Index Value (5%) (the “New Customized Reference Benchmark”). Fund management believes the change to the customized weighted index will more accurately reflect the investment strategy of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with allsuch investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Institutional SharesANNUAL TOTAL RETURNSBlackRock Strategic Municipal Opportunities Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 4.45% (quarter ended March 31, 2014) and the lowest return for a quarter was -7.44% (quarter ended March 31, 2020). The year-to-date return as of June 30, 2023 was 0.77%.

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Beginning October 1, 2023, the Fund will compare its performance to that of the Bloomberg Municipal Bond Index and a customized weighted index comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (20%), and the Bloomberg Municipal Index Taxable Bonds Total Return Index Value (5%) (the “New Customized Reference Benchmark”). Fund management believes the change to the customized weighted index will more accurately reflect the investment strategy of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A and Investor C Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A and Investor C Shares will vary.

Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
		Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Municipal Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include: General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source. Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax. Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | US Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including: Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested. Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error. Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets. Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences. Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | High Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Illiquid Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Insurance Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Insurance Risk — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Junk Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Market Risk and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Taxability Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	■Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or currently exempt interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities that are currently exempt to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Tender Option Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Variable Rate Demand Obligations Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■Variable Rate Demand Obligations Risks — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.51%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.18%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 523
3 Years	rr_ExpenseExampleYear03	740
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	$ 1,649
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	1.36%
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fee	rr_ManagementFeesOverAssets	0.51%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.18%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.77%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 280
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	1,931
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	568
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,931
1 Year	rr_AverageAnnualReturnYear01	(13.17%)
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.51%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.18%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	$ 1,033
2013	rr_AnnualReturn2013	(2.85%)
2014	rr_AnnualReturn2014	9.61%
2015	rr_AnnualReturn2015	3.56%
2016	rr_AnnualReturn2016	0.79%
2017	rr_AnnualReturn2017	8.05%
2018	rr_AnnualReturn2018	1.26%
2019	rr_AnnualReturn2019	6.66%
2020	rr_AnnualReturn2020	0.57%
2021	rr_AnnualReturn2021	5.83%
2022	rr_AnnualReturn2022	(11.53%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.44%)
1 Year	rr_AverageAnnualReturnYear01	(11.53%)
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.65%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.01%)
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.08%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.55%	[6]
10 Years	rr_AverageAnnualReturnYear10		[6]
Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust | New Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.95%)	[7]
5 Years	rr_AverageAnnualReturnYear05	1.51%	[7]
10 Years	rr_AverageAnnualReturnYear10		[7]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive 0.05% of its management fee through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Municipal Series Trust (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
[5]	There is no CDSC on Investor C Shares after one year.
[6]	The Customized Reference Benchmark commenced in September 2016 and therefore the Customized Reference Benchmark does not have 10-year returns.
[7]	The New Customized Reference Benchmark commenced in November 2017 and therefore the New Customized Reference Benchmark does not have 10-year returns.